Long-Term Liabilities (Details) - Schedule of Maturities of Long-Term Debt	Dec. 31, 2023 USD ($)
Schedule of Maturities of Long-Term Debt [Abstract]
2053	$ 247,000
Total Long-term debt, net	$ 247,000